Equity Awards - Stock Options (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Additional information regarding share-based payment arrangements
Net cash proceeds related to stock options exercised | $		$ (8,600)
Aggregate intrinsic value of stock options exercised | $	$ 17,400	$ 11,300
Stock options
Schedule of stock option activity and other stock option information
Beginning Balance (in shares)	256,246	100,000	100,000
Awards assumed through acquisition of CEC (in shares)		319,846
Exercise of stock options, net (in shares)	(208,114)	(162,831)
Forfeitures/Expirations (in shares)	(2,036)	(769)
Ending Balance (in shares)	46,096	256,246	100,000	100,000
Exercisable (in shares)	24,246
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning Balance, Weighted-average exercise price (in dollars share) | $ / shares	$ 66.80	$ 51.95	$ 51.95
Awards assumed through acquisition of CEC, Weighted-average exercise price (in dollars share) | $ / shares		66.98
Exercises, Weighted-average exercise price (in dollars share) | $ / shares	67.61	$ 58.11
Forfeitures/Expirations, Weighted-average exercise price (in dollars share) | $ / shares	58.38	51.96
Ending Balance, Weighted-average exercise price (in dollars share) | $ / shares	$ 63.49	$ 66.80	$ 51.95	$ 51.95
Exercisable, Weighted-average exercise price (in dollars share) | $ / shares					$ 60.27
Weighted-average remaining contractual life (years)	5 years 2 months 12 days	7 years	3 years 1 month 6 days	4 years 1 month 6 days
Exercisable, Weighted-average remaining contractual life (years)	4 years
Aggregate intrinsic value | $					$ 4,398	$ 11,947	$ 3,763	$ 2,868
Exercisable, Aggregate intrinsic value | $					$ 2,391
Additional information regarding share-based payment arrangements
Stock options outstanding	46,096	256,246	100,000	100,000	46,096	256,246	100,000	100,000